Inventories, net	12 Months Ended
Dec. 31, 2013
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2013	2012
Raw materials	2,403	2,427
Work in process	1,893	2,075
Finished goods	1,834	1,741
Advances to suppliers	246	246

	6,376	6,489
Advance payments consumed	(372)	(307)

Total	6,004	6,182

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $358 million and $363 million at December 31, 2013 and 2012, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.